Financial Risk Management - Schedule of Financial Instrument Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	$ 911,397	$ 728,216	$ 746,225
Total assets	1,994,504	1,352,871	$ 1,242,120
Level 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	15,628	32,210
Level 1 | Borrowings | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	0
Level 1 | Borrowings | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	0
Level 1 | Warrant Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	8,886	26,053
Level 1 | Share-Based Payment Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	1,692	1,903
Level 1 | Investment and Other Assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	5,050	4,254
Level 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	78,274	86,085
Level 2 | Borrowings | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	66,945	63,310
Level 2 | Borrowings | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	13,913
Level 2 | Warrant Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	553
Level 2 | Share-Based Payment Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	3,750	2,804
Level 2 | Investment and Other Assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	$ 7,579	$ 5,505